Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Sales of products	$ 66,929	$ 88,404	$ 70,235
Service fees	17,618	18,624	17,545
Total revenues (Note 19, 20A)	84,547	107,028	87,780
Cost of revenues:
Cost of products sold	35,908	48,039	38,464
Cost of services	11,574	11,549	10,897
Total cost of revenues	47,482	59,588	49,361
Gross profit	37,065	47,440	38,419
Research and development costs	12,916	14,077	12,906
Selling, general and administrative expenses (Note 20B)	21,138	24,341	20,662
Impairment charge in respect of goodwill and other intangible assets	3,031
Total operating expenses	37,085	38,418	33,568
Operating income (loss)	(20)	9,022	4,851
Financial income (expenses), net (Note 20C)	233	(2,900)	(1,478)
Income before income taxes	213	6,122	3,373
Income tax expense (Note 21)	(210)	(744)	(557)
Net income	$ 3	$ 5,378	$ 2,816
Earnings per ordinary share (Note 18):
Basic	$ 0.0	$ 0.18	$ 0.1
Diluted	$ 0.0	$ 0.18	$ 0.09
Weighted average number of ordinary shares outstanding:
Basic	29,849	29,557	29,259
Diluted	30,013	30,009	30,360